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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Perry Corp.
                  767 Fifth Avenue
                  New York, NY 10153

Form 13F File Number:      028-4106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael C. Neus
Title:            General Counsel
Phone:            212-583-4000

Signature, Place, and Date of Signing:

 /s/  Michael C. Neus                 NEW YORK, NY              MAY 14, 2008
---------------------------      ------------------------    ------------------
        [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         1
                                                          ------------------

Form 13F Information Table Entry Total:                                  128
                                                          ------------------

Form 13F Information Table Value Total:                           $5,016,726
                                                          ------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.                        NAME
         ---------                  ------------------------

         1.                         Richard C. Perry.


                                                          Perry Corp
                                                  Form 13F Information Table
                                                 Quarter ended March 31, 2008


                                                                                    INVESTMENT DISCRETION         VOTING AUTHORITY

                                                    FAIR MARKET
                                                       VALUE     SHARES OR
                            TITLE OF         CUSIP      (IN     PRINCIPAL  SH/ PUT/      SHARED   SHARED  OTHER
ISSUER                       CLASS           NUMBER  THOUSANDS)   AMOUNT   PRN CALL SOLE DEFINED  OTHER  MANAGERS SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABX Holdings Inc              COM           00080S101  $2,962    1,007,646 SH                     Shared     1        1,007,646
------------------------------------------------------------------------------------------------------------------------------------

Advanced Micro Devices Inc    COM           007903107  $4,569      846,200 SH  PUT                Shared     1          846,200
------------------------------------------------------------------------------------------------------------------------------------

Aetna Inc                     COM           00817Y108  $114,528  2,721,031 SH                     Shared     1        2,721,031
------------------------------------------------------------------------------------------------------------------------------------

Alliance Data Systems Corp    COM           018581108  $1,425       30,000 SH                     Shared     1           30,000
------------------------------------------------------------------------------------------------------------------------------------

Allied World Assurance
Holdings                      SHS           G0219G203  $38,374     966,600 SH                     Shared     1          966,600
------------------------------------------------------------------------------------------------------------------------------------

Allstate Corp                 COM           020002101  $30,879     642,517 SH                     Shared     1          642,517
------------------------------------------------------------------------------------------------------------------------------------

American Eagle Outfitters
Inc                           COM           02553E106  $37,955   2,167,637 SH                     Shared     1        2,167,637
------------------------------------------------------------------------------------------------------------------------------------

American Express Co           COM           025816109  $2,695       61,637 SH                     Shared     1           61,637
------------------------------------------------------------------------------------------------------------------------------------

American International
Group Inc.                    COM           026874107  $20,901     483,252 SH                     Shared     1          483,252
------------------------------------------------------------------------------------------------------------------------------------

Ameriprise Financial Inc      COM           03076C106  $639         12,327 SH                     Shared     1           12,327
------------------------------------------------------------------------------------------------------------------------------------

AMN Healthcare Inc            COM           001744101  $41,212   2,672,657 SH                     Shared     1        2,672,657
------------------------------------------------------------------------------------------------------------------------------------

Anadigics Inc                 COM           032515108  $25,018   3,813,691 SH                     Shared     1        3,813,691
------------------------------------------------------------------------------------------------------------------------------------

AnnTaylor Stores Corp         COM           036115103  $14,532     601,000 SH                     Shared     1          601,000
------------------------------------------------------------------------------------------------------------------------------------

Apple Inc                     COM           037833100  $23,462     163,500 SH                     Shared     1          163,500
------------------------------------------------------------------------------------------------------------------------------------

Argo Group International
Holding                       COM           G0464B107  $28,526     803,107 SH                     Shared     1          803,107
------------------------------------------------------------------------------------------------------------------------------------



                                                                                    INVESTMENT DISCRETION         VOTING AUTHORITY

                                                    FAIR MARKET
                                                       VALUE     SHARES OR
                            TITLE OF         CUSIP      (IN     PRINCIPAL  SH/ PUT/      SHARED   SHARED  OTHER
ISSUER                       CLASS           NUMBER  THOUSANDS)   AMOUNT   PRN CALL SOLE DEFINED  OTHER  MANAGERS SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

ASML Holding N.V.             NY REG SHS    N07059186  $12,405     500,000 SH  PUT                Shared     1          500,000
------------------------------------------------------------------------------------------------------------------------------------

Aspen Insurance Holdings
Ltd                           SHS           G05384105  $21,868     828,976 SH                     Shared     1          828,976
------------------------------------------------------------------------------------------------------------------------------------

Bank of New York Mellon
Corp                          COM           064058100  $55,839   1,338,100 SH                     Shared     1        1,338,100
------------------------------------------------------------------------------------------------------------------------------------

Bce Inc.                      COM NEW       05534B760  $98,205   2,900,000 SH                     Shared     1        2,900,000
------------------------------------------------------------------------------------------------------------------------------------

Blue Nile Inc                 COM           09578R103  $1,824       33,677 SH                     Shared     1           33,677
------------------------------------------------------------------------------------------------------------------------------------

BorgWarner Inc                COM           099724106  $12,921     300,268 SH                     Shared     1          300,268
------------------------------------------------------------------------------------------------------------------------------------
                              SPONSORED
BP PLC                        ADR           055622104  $11,943     196,914 SH                     Shared     1          196,914
------------------------------------------------------------------------------------------------------------------------------------

Bright Horizons Family
Solutions                     COM           109195107  $56,382   1,310,000 SH                     Shared     1        1,310,000
------------------------------------------------------------------------------------------------------------------------------------

Burger King Holdings Inc      COM           121208201  $8,021      290,000 SH                     Shared     1          290,000
------------------------------------------------------------------------------------------------------------------------------------

Burlington Northern Santa
Fe Corp                       COM           12189T104  $60,524     656,299 SH                     Shared     1          656,299
------------------------------------------------------------------------------------------------------------------------------------

Cadbury Schweppes PLC         ADR           127209302  $1,106       25,000 SH                     Shared     1           25,000
------------------------------------------------------------------------------------------------------------------------------------

Calpine Corp                  COM NEW       131347304  $24,885   1,351,000 SH                     Shared     1        1,351,000
------------------------------------------------------------------------------------------------------------------------------------

Cameron International Corp    COM           13342B105  $1,734       41,636 SH                     Shared     1           41,636
------------------------------------------------------------------------------------------------------------------------------------

Canadian Imperial Bank of
Commerce                      COM           136069101  $25,766     400,000 SH  CALL               Shared     1          400,000
------------------------------------------------------------------------------------------------------------------------------------

Carmax Inc                    COM           143130102  $13,613     701,000 SH                     Shared     1          701,000
------------------------------------------------------------------------------------------------------------------------------------

CB Richard Ellis Group Inc    CL A          12497T101  $14,066     650,000 SH                     Shared     1          650,000
------------------------------------------------------------------------------------------------------------------------------------

CF Industries Holdings Inc    COM           125269100  $10,484     101,180 SH                     Shared     1          101,180
------------------------------------------------------------------------------------------------------------------------------------



                                                                                    INVESTMENT DISCRETION         VOTING AUTHORITY

                                                    FAIR MARKET
                                                       VALUE     SHARES OR
                            TITLE OF         CUSIP      (IN     PRINCIPAL  SH/ PUT/      SHARED   SHARED  OTHER
ISSUER                       CLASS           NUMBER  THOUSANDS)   AMOUNT   PRN CALL SOLE DEFINED  OTHER  MANAGERS SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

Charles Schwab Corp           COM           808513105  $43,497   2,310,000 SH                     Shared     1        2,310,000
------------------------------------------------------------------------------------------------------------------------------------

CHC Helicopter Corp           CL A SUB VTG  12541C203  $41,475   1,400,000 SH                     Shared     1        1,400,000
------------------------------------------------------------------------------------------------------------------------------------

Chemed Corp                   COM           16359R103  $27,430     650,000 SH                     Shared     1          650,000
------------------------------------------------------------------------------------------------------------------------------------

Cheniere Energy Inc           COM NEW       16411R208  $66,724   3,369,904 SH                     Shared     1        3,369,904
------------------------------------------------------------------------------------------------------------------------------------

China Medical Technologies    SPONSORED
Inc                           ADR           169483104  $134,382  3,270,425 SH                     Shared     1        3,270,425
------------------------------------------------------------------------------------------------------------------------------------

China Nepstar Chain           SPONSORED
Drugstore                     ADR           16943C109  $680         50,000 SH                     Shared     1           50,000
------------------------------------------------------------------------------------------------------------------------------------

Chipotle Mexican Grill Inc    CL B          169656204  $36,409     375,000 SH                     Shared     1          375,000
------------------------------------------------------------------------------------------------------------------------------------

Clear Channel
Communications Inc            COM           184502102  $42,056   1,439,300 SH  CALL               Shared     1        1,439,300
------------------------------------------------------------------------------------------------------------------------------------

CME Group Inc                 COM           12572Q105  $50,663     108,000 SH                     Shared     1          108,000
------------------------------------------------------------------------------------------------------------------------------------

Columbia Laboratories Inc     COM           197779101  $8,131    3,817,365 SH                     Shared     1        3,817,365
------------------------------------------------------------------------------------------------------------------------------------

Commercial Metals Co          COM           201723103  $14,985     500,000 SH                     Shared     1          500,000
------------------------------------------------------------------------------------------------------------------------------------

Conseco Inc                   COM NEW       208464883  $10,088     989,052 SH                     Shared     1          989,052
------------------------------------------------------------------------------------------------------------------------------------

Costco Wholesale Corp         COM           22160K105  $50,742     781,000 SH                     Shared     1          781,000
------------------------------------------------------------------------------------------------------------------------------------

CVR Energy Inc                COM           12662P108  $3,194      138,702 SH                     Shared     1          138,702
------------------------------------------------------------------------------------------------------------------------------------

CVS Caremark Corp             COM           126650100  $35,041     865,000 SH                     Shared     1          865,000
------------------------------------------------------------------------------------------------------------------------------------

Diebold Inc                   COM           253651103  $45,761   1,218,661 SH                     Shared     1        1,218,661
------------------------------------------------------------------------------------------------------------------------------------

Dillard's Inc                 CL A          254067101  $5,335      310,000 SH                     Shared     1          310,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                    INVESTMENT DISCRETION         VOTING AUTHORITY

                                                    FAIR MARKET
                                                       VALUE     SHARES OR
                            TITLE OF         CUSIP      (IN     PRINCIPAL  SH/ PUT/      SHARED   SHARED  OTHER
ISSUER                       CLASS           NUMBER  THOUSANDS)   AMOUNT   PRN CALL SOLE DEFINED  OTHER  MANAGERS SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

Discover Financial Services   COM           254709108  $13,054     797,452 SH                     Shared     1          797,452
------------------------------------------------------------------------------------------------------------------------------------

Doral Financial Corp          COM NEW       25811P886  $2,523      125,000 SH                     Shared     1          125,000
------------------------------------------------------------------------------------------------------------------------------------

Eagle Rock Energy Partners
LP                            UNIT          26985R104  $1,886      130,975 SH                     Shared     1          130,975
------------------------------------------------------------------------------------------------------------------------------------

Endurance Specialty Holdings
Limited                       SHS           G30397106  $261,195  7,136,470 SH                     Shared     1        7,136,470
------------------------------------------------------------------------------------------------------------------------------------

Fair Isaac Corp               COM           303250104  $5,904      274,370 SH                     Shared     1          274,370
------------------------------------------------------------------------------------------------------------------------------------

Federated Investors Inc       CL B          314211103  $28,082     717,116 SH                     Shared     1          717,116
------------------------------------------------------------------------------------------------------------------------------------

Fidelity National Financial
Inc                           CL A          31620R105  $20,479   1,117,244 SH                     Shared     1        1,117,244
------------------------------------------------------------------------------------------------------------------------------------

Fidelity National Information
Services Inc.                 COM           31620M106  $101,703  2,666,564 SH                     Shared     1        2,666,564
------------------------------------------------------------------------------------------------------------------------------------

First American Corp           COM           318522307  $53,931   1,589,000 SH                     Shared     1        1,589,000
------------------------------------------------------------------------------------------------------------------------------------

First Marblehead Corp         COM           320771108  $3,732      500,224 SH                     Shared     1          500,224
------------------------------------------------------------------------------------------------------------------------------------

Flagstone Reinsurance
Holdings                      SHS           G3529T105  $2,756      227,793 SH                     Shared     1          227,793
------------------------------------------------------------------------------------------------------------------------------------

Formfactor Inc                COM           346375108  $9,998      523,441 SH                     Shared     1          523,441
------------------------------------------------------------------------------------------------------------------------------------

General Dynamics Corp         COM           369550108  $30,183     362,042 SH                     Shared     1          362,042
------------------------------------------------------------------------------------------------------------------------------------

Getty Images Inc              COM           374276103  $75,151   2,348,475 SH                     Shared     1        2,348,475
------------------------------------------------------------------------------------------------------------------------------------

Google Inc                    CL A          38259P508  $19,821      45,000 SH  CALL               Shared     1           45,000
------------------------------------------------------------------------------------------------------------------------------------

Healthspring Inc              COM           42224N101  $75,901   5,390,700 SH                     Shared     1        5,390,700
------------------------------------------------------------------------------------------------------------------------------------
Hearst-Argyle
Television, Inc.              COM           422317107  $25,897   1,255,300 SH                     Shared     1        1,255,300
------------------------------------------------------------------------------------------------------------------------------------





                                                                                    INVESTMENT DISCRETION         VOTING AUTHORITY

                                                    FAIR MARKET
                                                       VALUE     SHARES OR
                            TITLE OF         CUSIP      (IN     PRINCIPAL  SH/ PUT/      SHARED   SHARED  OTHER
ISSUER                       CLASS           NUMBER  THOUSANDS)   AMOUNT   PRN CALL SOLE DEFINED  OTHER  MANAGERS SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

Humana Inc                    COM           444859102  $188,291  4,197,302 SH                     Shared     1        4,197,302
------------------------------------------------------------------------------------------------------------------------------------

IAC/InterActiveCorp           COM NEW       44919P300  $15,362     740,000 SH                     Shared     1          740,000
------------------------------------------------------------------------------------------------------------------------------------

ICO Global Communications
Hold                          CL A          44930K108  $5,002    1,618,629 SH                     Shared     1        1,618,629
------------------------------------------------------------------------------------------------------------------------------------

IntercontinentalExchange
Inc                           COM           45865V100  $53,114     407,000 SH                     Shared     1          407,000
------------------------------------------------------------------------------------------------------------------------------------

Invesco Ltd                   SHS           G491BT108  $7,340      301,300 SH                     Shared     1          301,300
------------------------------------------------------------------------------------------------------------------------------------

IPC Holdings Ltd              ORD           G4933P101  $44,014   1,571,927 SH                     Shared     1        1,571,927
------------------------------------------------------------------------------------------------------------------------------------

IShares TR                    RUSSELL 2000  464287655  $23,902     350,000 SH  PUT                Shared     1          350,000
------------------------------------------------------------------------------------------------------------------------------------

Jackson Hewitt Tax Service
Inc                           COM           468202106  $11,199     976,400 SH                     Shared     1          976,400
------------------------------------------------------------------------------------------------------------------------------------
                              *W EXP
Jamba Inc                     06/28/2009    47023A119  $174        725,000 SH                     Shared     1          725,000
------------------------------------------------------------------------------------------------------------------------------------

Johnson & Johnson             COM           478160104  $94,802   1,461,412 SH                     Shared     1        1,461,412
------------------------------------------------------------------------------------------------------------------------------------

Kraft Foods Inc               CL A          50075N104  $29,491     951,000 SH                     Shared     1          951,000
------------------------------------------------------------------------------------------------------------------------------------
                              SPONSORED
LDK Solar Co Ltd              ADR           50183L107  $3,024      112,000 SH                     Shared     1          112,000
------------------------------------------------------------------------------------------------------------------------------------

Legg Mason Inc                COM           524901105  $16,867     301,300 SH                     Shared     1          301,300
------------------------------------------------------------------------------------------------------------------------------------

Limited Brands, Inc.          COM           532716107  $10,602     620,000 SH                     Shared     1          620,000
------------------------------------------------------------------------------------------------------------------------------------

Maxim Integrated Products
Inc                           COM           57772K101  $42,278   2,075,500 SH                     Shared     1        2,075,500
------------------------------------------------------------------------------------------------------------------------------------

MetroPCS Communications Inc   COM           591708102  $59,500   3,500,000 SH                     Shared     1        3,500,000
------------------------------------------------------------------------------------------------------------------------------------

Montpelier Re Holdings Ltd    SHS           G62185106  $58,535   3,647,056 SH                     Shared     1        3,647,056
------------------------------------------------------------------------------------------------------------------------------------



                                                                                    INVESTMENT DISCRETION         VOTING AUTHORITY

                                                    FAIR MARKET
                                                       VALUE     SHARES OR
                            TITLE OF         CUSIP      (IN     PRINCIPAL  SH/ PUT/      SHARED   SHARED  OTHER
ISSUER                       CLASS           NUMBER  THOUSANDS)   AMOUNT   PRN CALL SOLE DEFINED  OTHER  MANAGERS SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

National Financial
Partners Co                   COM           63607P208  $44,194   1,966,800 SH                     Shared     1        1,966,800
------------------------------------------------------------------------------------------------------------------------------------

Nationwide Financial
Services, Inc                 CL A          638612101  $1,182       25,000 SH                     Shared     1           25,000
------------------------------------------------------------------------------------------------------------------------------------

Navistar International
Corp                          COM           63934E108  $45,660     761,000 SH                     Shared     1          761,000
------------------------------------------------------------------------------------------------------------------------------------

NAVTEQ Corp                   COM           63936L100  $28,900     425,000 SH                     Shared     1          425,000
------------------------------------------------------------------------------------------------------------------------------------

New York Times Co             CL A          650111107  $2,687      142,300 SH                     Shared     1          142,300
------------------------------------------------------------------------------------------------------------------------------------

News Corp                     CL A          65248E104  $77,152   4,114,799 SH                     Shared     1        4,114,799
------------------------------------------------------------------------------------------------------------------------------------
North American Energy
Partners                      COM           656844107  $65,056   4,598,466 SH                     Shared     1        4,598,466
------------------------------------------------------------------------------------------------------------------------------------

Nymex Holdings Inc            COM           62948N104  $112,232  1,238,350 SH                     Shared     1        1,238,350
------------------------------------------------------------------------------------------------------------------------------------

ON Semiconductor Corp         COM           682189105  $34,326   6,054,042 SH                     Shared     1        6,054,042
------------------------------------------------------------------------------------------------------------------------------------

Palm Inc                      COM           696643105  $24,285   4,857,000 SH                     Shared     1        4,857,000
------------------------------------------------------------------------------------------------------------------------------------

Patriot Coal Corp             COM           70336T104  $46,970   1,000,000 SH                     Shared     1        1,000,000
------------------------------------------------------------------------------------------------------------------------------------

Pegasystems Inc               COM           705573103  $2,686      278,908 SH                     Shared     1          278,908
------------------------------------------------------------------------------------------------------------------------------------

Performance Food Group Co     COM           713755106  $50,033   1,531,000 SH                     Shared     1        1,531,000
------------------------------------------------------------------------------------------------------------------------------------
                              SPONSORED
Petroleo Brasileiro           ADR           71654V408  $44,928     440,000 SH                     Shared     1          440,000
------------------------------------------------------------------------------------------------------------------------------------

Platinum Underwriters
Holdings                      COM           G7127P100  $66,066   2,035,317 SH                     Shared     1        2,035,317
------------------------------------------------------------------------------------------------------------------------------------

Precision Castparts Corp      COM           740189105  $32,343     316,842 SH                     Shared     1          316,842
------------------------------------------------------------------------------------------------------------------------------------

Qualcomm Inc.                 COM           747525103  $333,679  8,138,509 SH                     Shared     1        8,138,509
------------------------------------------------------------------------------------------------------------------------------------



                                                                                    INVESTMENT DISCRETION         VOTING AUTHORITY

                                                    FAIR MARKET
                                                       VALUE     SHARES OR
                            TITLE OF         CUSIP      (IN     PRINCIPAL  SH/ PUT/      SHARED   SHARED  OTHER
ISSUER                       CLASS           NUMBER  THOUSANDS)   AMOUNT   PRN CALL SOLE DEFINED  OTHER  MANAGERS SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

Ross Stores Inc               COM           778296103  $14,980     500,000 SH                     Shared     1          500,000
------------------------------------------------------------------------------------------------------------------------------------

Salesforce.com Inc            COM           79466L302  $11,574     200,000 SH  PUT                Shared     1          200,000
------------------------------------------------------------------------------------------------------------------------------------

SanDisk Corp                  COM           80004C101  $10,269     455,000 SH                     Shared     1          455,000
------------------------------------------------------------------------------------------------------------------------------------

Sears Holdings Corp           COM           812350106  $275,128  2,694,952 SH                     Shared     1        2,694,952
------------------------------------------------------------------------------------------------------------------------------------

Select Sector SPDR TR         SBI INT-FINL  81369Y605  $69,636   2,800,000 SH  CALL               Shared     1        2,800,000
------------------------------------------------------------------------------------------------------------------------------------

Sirius Satellite Radio Inc    COM           82966U103  $3,022    1,056,700 SH  PUT                Shared     1        1,056,700
------------------------------------------------------------------------------------------------------------------------------------

SunPower Corporation          COM CL A      867652109  $34,275     460,000 SH                     Shared     1          460,000
------------------------------------------------------------------------------------------------------------------------------------

Take-Two Interactive
Software                      COM           874054109  $37,417   1,466,200 SH                     Shared     1        1,466,200
------------------------------------------------------------------------------------------------------------------------------------

Tessera Technologies Inc      COM           88164L100  $5,200      250,000 SH  CALL               Shared     1          250,000
------------------------------------------------------------------------------------------------------------------------------------

Tessera Technologies Inc      COM           88164L100  $27,050   1,300,500 SH                     Shared     1        1,300,500
------------------------------------------------------------------------------------------------------------------------------------

Time Warner Inc.              COM           887317105  $3,300      235,400 SH                     Shared     1          235,400
------------------------------------------------------------------------------------------------------------------------------------

Time Warner Cable, Inc.       CL A          88732J108  $14,988     600,000 SH                     Shared     1          600,000
------------------------------------------------------------------------------------------------------------------------------------

Trane Inc                     COM           892893108  $32,130     700,000 SH                     Shared     1          700,000
------------------------------------------------------------------------------------------------------------------------------------
                              NOTE 1.625%
Transocean Inc                12/15/2037    893830AU3  $52,269  48,000,000 PRN                    Shared     1       48,000,000
------------------------------------------------------------------------------------------------------------------------------------
                              NOTE 1.500%
Transocean Inc                12/15/2037    893830AV1  $52,439  48,000,000 PRN                    Shared     1       48,000,000
------------------------------------------------------------------------------------------------------------------------------------
                              NOTE 1.500%
Transocean Inc                12/15/2037    893830AW9  $81,765  75,000,000 PRN                    Shared     1       75,000,000
------------------------------------------------------------------------------------------------------------------------------------

Triple-S Management Corp      CL B          896749108  $13,238     750,000 SH                     Shared     1          750,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                    INVESTMENT DISCRETION         VOTING AUTHORITY

                                                    FAIR MARKET
                                                       VALUE     SHARES OR
                            TITLE OF         CUSIP      (IN     PRINCIPAL  SH/ PUT/      SHARED   SHARED  OTHER
ISSUER                       CLASS           NUMBER  THOUSANDS)   AMOUNT   PRN CALL SOLE DEFINED  OTHER  MANAGERS SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

UAP Holding Corp              COM           903441103  $11,502     300,000 SH                     Shared     1          300,000
------------------------------------------------------------------------------------------------------------------------------------

Union Pacific Corp            COM           907818108  $148,960  1,188,068 SH                     Shared     1        1,188,068
------------------------------------------------------------------------------------------------------------------------------------

UnitedHealth Group Inc        COM           91324P102  $9,519      277,024 SH                     Shared     1          277,024
------------------------------------------------------------------------------------------------------------------------------------

Universal American Corp       COM           913377107  $61,697   5,820,500 SH                     Shared     1        5,820,500
------------------------------------------------------------------------------------------------------------------------------------

Validus Holdings Ltd          COM SHS       G9319H102  $38,063   1,624,558 SH                     Shared     1        1,624,558
------------------------------------------------------------------------------------------------------------------------------------
                              *W EXP
Virgin Media Inc              01/10/2011    92769L119  $2           17,349 SH                     Shared     1           17,349
------------------------------------------------------------------------------------------------------------------------------------

Wells Fargo & Co              COM           949746101  $52,860   1,816,480 SH                     Shared     1        1,816,480
------------------------------------------------------------------------------------------------------------------------------------

Western Union Co              COM           959802109  $82,646   3,885,550 SH                     Shared     1        3,885,550
------------------------------------------------------------------------------------------------------------------------------------

WR Berkley Corp               COM           084423102  $11,620     419,647 SH                     Shared     1          419,647
------------------------------------------------------------------------------------------------------------------------------------
                              SPONS
WuXi PharmaTech Cayman Inc    ADR SHS       929352102  $1,479       66,139 SH                     Shared     1           66,139
------------------------------------------------------------------------------------------------------------------------------------

XM Satellite Radio Holdings
Inc                           CL A          983759101  $15,771   1,357,256 SH                     Shared     1        1,357,256
------------------------------------------------------------------------------------------------------------------------------------

Total Fair Market Value                                $5,016,726
(in thousands)
